Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Share of profit for the year	$ 1,207,974	$ 40,387	$ 1,203,588	$ 1,677,941
Balance at January 1	219,027,922		201,310,187	166,841,165
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	(5,202,145)	(173,927)	227,821	(5,287,734)
Unrealized gain on available-for-sale financial assets				224,036
Balance at December 31	212,802,312	7,114,755	219,027,922	201,310,187
Non-controlling interests [member]
Share of profit for the year	1,207,974	40,387	1,203,588	1,677,941
Balance at January 1	17,639,487		13,190,129	12,000,551
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	(414,010)	(13,842)	(198,365)	(334,920)
Unrealized gain on available-for-sale financial assets				5,763
Unrealized loss on equity instruments at FVTOCI	(10,773)	(360)	(23,928)
Remeasurement on defined benefit plans	(7,422)	(248)	(30,079)	(13,724)
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	666,651	22,289	3,582,866
Subscribing for ordinary shares form subsidiaries' cash capital increase	83,044	2,776
Acquisition of non-controlling interests in subsidiaries	(5,084,785)	(170,003)	(2,492,915)
Partial disposal of subsidiaries (Note 32)			1,693,064	(3,055)
Subsidiaries' buy back of their own outstanding ordinary shares (Note 32)	(2,017,319)	(67,446)	(801,884)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	1,672,310	55,911	1,936,643	263,213
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries				(159,200)
Cash dividends to non-controlling interests	(360,245)	(12,044)	(424,815)	(246,440)
Balance at December 31	13,374,912	447,172	17,639,487	13,190,129
Non-controlling interests [member] | Pre IFRS 15 [member]
Balance at January 1	17,639,487	589,752	13,190,129	12,000,551
OTHER COMPREHENSIVE INCOME (LOSS)
Balance at December 31			17,639,487	13,190,129
Non-controlling interests [member] | Adjustments arising from initial application [member]
OTHER COMPREHENSIVE INCOME (LOSS)
Adjustment on initial application of IFRS 15 (Note 3)			5,183
Non-controlling interests [member] | Adoption of IFRS 15 [member]
Balance at January 1	$ 17,639,487	$ 589,752	13,195,312	12,000,551
OTHER COMPREHENSIVE INCOME (LOSS)
Balance at December 31			$ 17,639,487	$ 13,195,312